Investment Strategy - T. Rowe Price Mid-Cap Growth Fund, Inc.	Feb. 25, 2026
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The fund normally invests at least 80% of its net assets (plus any borrowings for investment purposes) in a diversified portfolio of common stocks of mid-cap companies whose earnings T. Rowe Price expects to grow at a faster rate than the average company. Any derivatives that provide exposure to the investment focus suggested by the fund’s name, or to one or more market risk factors associated with the investment focus suggested by the fund’s name, are counted (as applicable) toward compliance with the fund’s 80% investment policy.

The fund defines mid-cap companies as those whose market capitalization (number of shares outstanding multiplied by share price) falls within the range of either the S&P MidCap 400®  Index or the Russell Midcap® Growth Index. As of December 31, 2025, the market capitalization ranges for the S&P MidCap 400® Index and the Russell Midcap® Growth Index were approximately $1.68 billion to $32.94 billion, and $1.18 billion to $88.94 billion, respectively. The market capitalization of the companies in the indexes change over time and the indexes are periodically reconstituted to ensure that they continue to accurately reflect the mid-cap equity market.

The fund’s growth-oriented approach to stock selection reflects the belief that when a company’s earnings grow faster than both inflation and the overall economy, it will result in a higher stock price.

In selecting investments, the adviser generally favors companies with one or more of the following:

●	proven products or services;

●	a record of above-average earnings growth;

●	demonstrated potential to sustain earnings growth;

●	connection to an industry experiencing increasing demand; or

●	stock prices that appear to undervalue their growth prospects.

The fund may, to a limited extent, invest in privately held companies and companies that only recently began to trade publicly.

At times, the fund may have a significant portion of its assets invested in the same economic sector.

Strategy Portfolio Concentration [Text]	The fund normally invests at least 80% of its net assets (plus any borrowings for investment purposes) in a diversified portfolio of common stocks of mid-cap companies whose earnings T. Rowe Price expects to grow at a faster rate than the average company.